Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share Calculations
The following table shows the basic and diluted earnings per share calculations for the years ended December 31, 2015, 2014, and 2013.

(in thousands, except share and per share data)	December 31, 2015	December 31, 2014	December 31, 2013
Net income attributable to Hampton Roads Bankshares, Inc.	$92,955	$9,329	$4,076
Shares:
Weighted average shares outstanding	170,783,159	170,348,486	170,264,194
Weighted average vested restricted stock units	623,917	492,934	107,142
Weighted average number of common shares outstanding	171,407,076	170,841,420	170,371,336
Dilutive effect of TARP-related warrants	475,261	436,012	386,764
Dilutive effect of restricted stock units	620,706	650,435	312,637
Dilutive effect of stock options	—	—	—
Total dilutive effect	1,095,967	1,086,447	699,401
Diluted weighted average number of common shares outstanding	172,503,043	171,927,867	171,070,737
Basic and diluted income per share	$0.54	$0.05	$0.02